CASH AND CASH EQUIVALENTS - (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,	December 31,	December 31,
	2020	2019	2018
Cash held in:
United States dollars	$11,631,843	$4,489,501	$8,173,582
Canadian dollars	809,429	525,371	483,730
Euros	494,588	277,961	585,497
	$12,935,860	$5,292,833	$9,242,809